 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 20, 2016

 REGISTRATION NOS. 333-191476
 811-22894

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 78	[X]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 81	[X]

INVESTMENT MANAGERS SERIES TRUST II
(Exact Name of Registrant as Specified in Charter)
235 W. Galena Street
Milwaukee, WI 53212

(Address of Principal Executive Offices, including Zip Code)
Registrant's Telephone Number, Including Area Code: (414) 299-2295

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212

(Name and Address of Agent for Service)

COPIES TO:
Michael Glazer, Esq.
Morgan Lewis and Bockius, LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3106

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485; or
[X]	on June 15, 2016, pursuant to paragraph (b) of Rule 485; or
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
[ ]	on _________ pursuant to paragraph (a)(1) of Rule 485; or
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on _________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[X]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment (“PEA”) to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed PEA No. 46 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933 on November 13, 2015 for the purpose of establishing the Livian Equity Opportunity Fund, as a new series of the Registrant. PEA No. 46 was originally scheduled to become effective on January 27, 2016 and was subsequently extended to May 24, 2016 pursuant to filing of PEA No. 74. This PEA incorporates by reference the information contained in Parts A, B and C of PEA No. 46 to the Registrant’s Registration Statement filed on November 13, 2015. The Registrant may file additional subsequent delaying amendments designating a new effective date.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 20th day of May, 2016.

INVESTMENT MANAGERS SERIES TRUST II

By:	/s/ TERRENCE GALLAGHER
Terrance Gallagher, President and
Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 20th day of May, 2016, by the following persons in the capacities set forth below.

Signature		Title
†
Thomas Knipper		Trustee
†
Kathleen K. Shkuda		Trustee
†
Larry D. Tashjian		Trustee
†
John P. Zader		Trustee
†
Eric M. Banhazl /s/ RITA DAM		Trustee
Rita Dam		Treasurer and Principal Financial and Accounting Officer

† By	/s/ RITA DAM
Attorney-in-fact, pursuant to power of attorney previously filed with
Registrant’s Registration statement on Form N-1A on September 30, 2013.